Average Annual Total Returns - FidelitySAISustainableLowDurationIncomeFund-PRO - FidelitySAISustainableLowDurationIncomeFund-PRO - Fidelity SAI Sustainable Low Duration Income Fund	Oct. 30, 2024
Fidelity SAI Sustainable Low Duration Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.36%
Since Inception	3.75%	[1]
Fidelity SAI Sustainable Low Duration Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.11%
Since Inception	2.71%	[1]
Fidelity SAI Sustainable Low Duration Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.16%
Since Inception	2.42%	[1]
IXXXY
Average Annual Return:
Past 1 year	4.59%
Since Inception	2.90%
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.15%)

[1]	A From April 13, 2022 .